Income and other taxes - Schedule of Components of Income and Other Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income from continuing operations before taxes	$ 1,034,428	$ 482,389
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense at statutory rates	$ 279,296	$ 130,245
Effects of different foreign statutory tax rates	54,294	15,997
Future withholding tax	24,300	0
Non-deductible expenditures	29,499	26,364
Losses for which no tax benefit has been recorded	4,487	527
Benefit of tax incentives	(19,185)	(11,474)
Withholding tax	13,682	7,278
Change due to foreign exchange	(23,718)	5,550
Non-taxable portions of gains	(3,073)	0
Change in accruals for tax audits	2,757	0
Amounts over provided for in prior years	(324)	(957)
Income tax expense	362,015	173,530
Current tax expense (income) and adjustments for current tax of prior periods	309,913	114,449
Deferred income tax expense (Note 16)	$ (52,102)	$ (59,081)